Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Insider Shares issued and outstanding as of April 19, 2022, as well as the holders of the private units and any shares of the Company’s insiders, officers, directors or their affiliates may be issued in payment of working capital loans and extension loans made to the Company (and any shares of common stock issuable upon the exercise of the warrants and conversion of the underlying the private rights), will be entitled to registration rights pursuant to an agreement signed on April 19, 2022. The holders of a majority of these securities are entitled to make up to two demands that we register such securities. The holders of the majority of the Insider Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the private units and units issued in payment of working capital loans made to us can elect to exercise these registration rights at any time commencing on the date that the Company consummate an initial business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company has granted Chardan, the representative of the underwriters, a 45-day option from the date of this prospectus to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On April 27, 2022, Chardan exercised the over-allotment option in full and purchased 1,500,000 additional Units.

The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $2,300,000. In addition, the underwriters will be entitled to a deferred fee of 3.5% of the gross proceeds of the IPO (including the exercise of the over-allotment option), $4,025,000 which will be paid upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Non-Redemption Agreements

On September 19-21, 2023, the Company and its Sponsor entered into agreements (“Non-Redemption Agreements”) with several third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO (“Non-Redeemed Shares”) at the September Special Meeting at which a proposal to approve an extension of time for the Company to complete its initial business combination by August 22, 2024. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Sponsor has agreed to transfer to such third parties an aggregate of 299,340 shares of the Common Stock held by the Sponsor. The Company estimated the aggregate fair value of the 299,340 Non-Redeemed Shares to be $446,735 or on average $1.49 per share. The excess of the fair value of the Non-Redeemed Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering cost was recorded against additional paid-in capital.

Right of First Refusal

The Company granted Chardan for a period of 18 months after the date of the consummation of the Company’s Business Combination, a right of first refusal to act as book-running manager, with at least 30% of the economics, or, in the case of a “three-handed” deal 20% of the economics, for any and all future public and private equity and debt offerings.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital, Inc. (“EarlyBirdCapital”) pursuant to a Finder’s Engagement Agreement dated November 2, 2023, to assist the Company with introductions to potential target businesses in connection to its initial business combination. Yotta agreed to pay EarlyBirdCapital a fee equal to one percent (1%) of the total consideration, (the total value of all cash, securities or other property paid at the closing or closings) of a transaction between the Company and a target business.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Insider Shares issued and outstanding as of April 19, 2022, as well as the holders of the private units and any shares of the Company’s insiders, officers, directors or their affiliates may be issued in payment of working capital loans and extension loans made to the Company (and any shares of common stock issuable upon the exercise of the warrants and conversion of the underlying the private rights), will be entitled to registration rights pursuant to an agreement signed on April 19, 2022. The holders of a majority of these securities are entitled to make up to two demands that we register such securities. The holders of the majority of the Insider Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the private units and units issued in payment of working capital loans made to us can elect to exercise these registration rights at any time commencing on the date that the Company consummate an initial business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company has granted Chardan, the representative of the underwriters, a 45-day option from the date of this prospectus to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On April 27, 2022, Chardan exercised the over-allotment option in full and purchased 1,500,000 additional Units.

The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the IPO (including the exercise of the over-allotment option), or $2,300,000. In addition, the underwriters will be entitled to a deferred fee of 3.5% of the gross proceeds of the IPO (including the exercise of the over-allotment option), $4,025,000 which will be paid upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Non-Redemption Agreements

On September 19-21, 2023, the Company and its Sponsor entered into agreements (“Non-Redemption Agreements”) with several third parties in exchange for them agreeing not to redeem shares of the Company’s common stock sold in its IPO (“Non-Redeemed Shares”) at the September Special Meeting at which a proposal to approve an extension of time for the Company to complete its initial business combination by August 22, 2024. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Sponsor has agreed to transfer to such third parties an aggregate of 299,340 shares of the Common Stock held by the Sponsor. The Company estimated the aggregate fair value of the 299,340 Non-Redeemed Shares to be $446,735 or on average $1.49 per share. The excess of the fair value of the Non-Redeemed Shares was determined to be a contribution to the Company from the Sponsor in accordance with Staff Accounting Bulletin (“SAB”) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering cost was recorded against additional paid-in capital.

Right of First Refusal

The Company has granted Chardan for a period of 18 months after the date of the consummation of the Company’s Business Combination, a right of first refusal to act as book-running manager, with at least 30% of the economics, or, in the case of a “three-handed” deal 20% of the economics, for any and all future public and private equity and debt offerings.